Income Taxes (Table)	12 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of income tax expense from continuing operations for 2016, 2015 and 2014 were as follows:

	2016	2015	2014
	(In thousands)
Current
Federal	$—	$—	$—
State	5,667	6,513	5,192
Deferred
Federal	178,630	170,649	158,362
State	12,350	12,393	11,064
Investment tax credits	(5)	(6)	(6)
	$196,642	$189,549	$174,612

Schedule of Effective Income Tax Rate Reconciliation
Reconciliations of the provision for income taxes computed at the statutory rate to the reported provisions for income taxes from continuing operations for 2016, 2015 and 2014 are set forth below:

	2016	2015	2014
	(In thousands)
Tax at statutory rate of 35%	$189,764	$173,310	$155,730
Common stock dividends deductible for tax reporting	(2,570)	(2,413)	(2,307)
State taxes (net of federal benefit)	11,133	12,289	10,566
Change in valuation allowance	1,324	4,998	6,969
Other, net	(3,009)	1,365	3,654
Income tax expense	$196,642	$189,549	$174,612

Schedule of Deferred Tax Assets and Liabilities
The tax effect of temporary differences that gave rise to significant components of the deferred tax liabilities and deferred tax assets at September 30, 2016 and 2015 are presented below:

	2016	2015
	(In thousands)
Deferred tax assets:
Employee benefit plans	$122,682	$121,619
Interest rate agreements	107,782	51,067
Net operating loss carryforwards	514,391	313,224
Charitable and other credit carryforwards	22,273	22,281
Other	23,648	36,695
Total deferred tax assets	790,776	544,886
Valuation allowance	(10,481)	(10,872)
Net deferred tax assets	780,295	534,014
Deferred tax liabilities:
Difference in net book value and net tax value of assets	(2,259,278)	(1,890,886)
Pension funding	(30,652)	(35,247)
Gas cost adjustments	(54,725)	(43,634)
Other	(38,696)	(31,480)
Total deferred tax liabilities	(2,383,351)	(2,001,247)
Net deferred tax liabilities	$(1,603,056)	$(1,467,233)
Deferred credits for rate regulated entities	$861	$412

Schedule of Unrecognized Tax Benefits Roll Forward
The following table reconciles the beginning and ending balance of our unrecognized tax benefits:

	2016	2015
	(In thousands)
Unrecognized tax benefits - beginning balance	$17,069	$12,629
Increase (decrease) resulting from prior period tax positions	(290)	1,009
Increase resulting from current period tax positions	3,519	3,431
Unrecognized tax benefits - ending balance	20,298	17,069
Less: deferred federal and state income tax benefits	(7,104)	(5,974)
Total unrecognized tax benefits that, if recognized, would impact the effective income tax rate as of the end of the year	$13,194	$11,095